Cover Page	Apr. 22, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 22, 2021
Entity Registrant Name	CELANESE CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32410
Entity Tax Identification Number	98-0420726
Entity Address, Address Line One	222 West Las Colinas Blvd. Suite 900N
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	972
Local Phone Number	443-4000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001306830
Amendment Flag	false
Common Stock, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CE
Security Exchange Name	NYSE
1.125% Senior Notes due 2023
Entity Information [Line Items]
Title of 12(b) Security	1.125% Senior Notes due 2023
Trading Symbol	CE /23
Security Exchange Name	NYSE
1.250% Senior Notes due 2025
Entity Information [Line Items]
Title of 12(b) Security	1.250% Senior Notes due 2025
Trading Symbol	CE /25
Security Exchange Name	NYSE
2.125% Senior Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	2.125% Senior Notes due 2027
Trading Symbol	CE /27
Security Exchange Name	NYSE